Expense Example - Retail Class - Transamerica Small Cap Growth	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	685	973	1,282	2,157	318	673	1,154	2,483	111	347	601	1,329	102	318	552	1,225